Quarterly Holdings Report
for
Fidelity® SAI International Low Volatility Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV2-NPRT1-0425
1.9866140.109
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 2.9%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Lottery Corp/The	9,365,884	29,116,964
Financials - 2.3%
Capital Markets - 0.6%
ASX Ltd	815,823	31,987,998
Insurance - 1.7%
Insurance Australia Group Ltd	9,974,878	56,570,091
Medibank Pvt Ltd	11,589,298	28,575,914
		85,146,005
TOTAL FINANCIALS		117,134,003

TOTAL AUSTRALIA		146,250,967
CHINA - 1.0%
Consumer Staples - 0.0%
Food Products - 0.0%
China Huishan Dairy Holdings Co Ltd (b)(c)	5,145,000	7
Financials - 1.0%
Banks - 1.0%
BOC Hong Kong Holdings Ltd	15,112,500	48,972,731
TOTAL CHINA		48,972,738
DENMARK - 3.6%
Financials - 0.9%
Banks - 0.3%
Ringkjoebing Landbobank A/S	113,089	18,472,686
Insurance - 0.6%
Tryg A/S	1,426,799	28,939,426
TOTAL FINANCIALS		47,412,112

Health Care - 2.7%
Health Care Equipment & Supplies - 1.2%
Coloplast AS Series B	507,866	58,489,698
Pharmaceuticals - 1.5%
Novo Nordisk A/S Series B	895,865	75,633,108
TOTAL HEALTH CARE		134,122,806

TOTAL DENMARK		181,534,918
FINLAND - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Elisa Oyj A Shares	633,662	27,306,774
Industrials - 1.0%
Machinery - 1.0%
Kone Oyj B Shares	940,361	48,776,525
TOTAL FINLAND		76,083,299
FRANCE - 4.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Orange SA	7,324,509	78,771,500
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	71,120	4,981,598
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
BioMerieux	193,882	23,552,696
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	545,116	95,221,833
TOTAL FRANCE		202,527,627
GERMANY - 5.4%
Consumer Staples - 1.1%
Personal Care Products - 1.1%
Beiersdorf AG	406,970	54,441,983
Financials - 3.2%
Capital Markets - 1.9%
Deutsche Boerse AG	374,579	92,535,212
Insurance - 1.3%
Hannover Rueck SE	246,909	65,137,266
TOTAL FINANCIALS		157,672,478

Materials - 1.1%
Chemicals - 1.1%
Symrise AG	543,729	55,674,621
TOTAL GERMANY		267,789,082
HONG KONG - 5.2%
Financials - 0.7%
Banks - 0.7%
Hang Seng Bank Ltd	3,016,400	37,724,840
Industrials - 1.1%
Ground Transportation - 0.4%
MTR Corp Ltd	6,534,583	20,420,834
Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd (Singapore)	864,676	34,829,624
TOTAL INDUSTRIALS		55,250,458

Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Hongkong Land Holdings Ltd (Singapore)	4,242,100	18,459,172
Sino Land Co Ltd	15,467,584	14,828,585
Sun Hung Kai Properties Ltd	1,125,500	10,061,233
		43,348,990
Utilities - 2.5%
Electric Utilities - 1.9%
CLP Holdings Ltd	7,012,500	58,306,034
Power Assets Holdings Ltd	5,581,500	36,066,752
		94,372,786
Gas Utilities - 0.6%
Hong Kong & China Gas Co Ltd	37,585,015	28,796,897
TOTAL UTILITIES		123,169,683

TOTAL HONG KONG		259,493,971
ISRAEL - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Elbit Systems Ltd	104,809	31,633,986
ITALY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	422,173	25,730,283
JAPAN - 29.8%
Communication Services - 4.7%
Diversified Telecommunication Services - 1.2%
Nippon Telegraph & Telephone Corp	62,626,500	61,652,704
Wireless Telecommunication Services - 3.5%
KDDI Corp	2,767,100	92,188,718
SoftBank Corp	61,963,400	79,701,218
		171,889,936
TOTAL COMMUNICATION SERVICES		233,542,640

Consumer Discretionary - 4.8%
Automobile Components - 1.0%
Bridgestone Corp	1,362,700	48,881,311
Automobiles - 1.6%
Toyota Motor Corp	4,126,000	78,268,244
Broadline Retail - 1.3%
Pan Pacific International Holdings Corp	2,244,700	62,495,476
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd (d)	363,600	13,710,509
Skylark Holdings Co Ltd	957,300	15,145,986
		28,856,495
Household Durables - 0.2%
Haseko Corp	897,700	11,783,212
Specialty Retail - 0.1%
Shimamura Co Ltd	181,600	10,333,216
TOTAL CONSUMER DISCRETIONARY		240,617,954

Consumer Staples - 1.5%
Beverages - 0.2%
Suntory Beverage & Food Ltd	354,000	10,996,066
Food Products - 1.3%
Ajinomoto Co Inc	1,328,000	53,236,046
Nisshin Seifun Group Inc	1,088,200	12,237,494
		65,473,540
TOTAL CONSUMER STAPLES		76,469,606

Financials - 5.2%
Banks - 1.8%
Hachijuni Bank Ltd/The	2,032,400	13,301,207
Japan Post Bank Co Ltd	5,785,000	59,839,516
Mebuki Financial Group Inc	4,280,400	18,925,851
		92,066,574
Insurance - 3.4%
Japan Post Holdings Co Ltd	8,095,000	84,544,243
Tokio Marine Holdings Inc	2,596,700	85,647,920
		170,192,163
TOTAL FINANCIALS		262,258,737

Health Care - 1.4%
Health Care Providers & Services - 0.5%
Alfresa Holdings Corp	767,900	10,511,756
Medipal Holdings Corp	875,100	13,156,868
		23,668,624
Pharmaceuticals - 0.9%
Astellas Pharma Inc	4,548,800	44,096,197
TOTAL HEALTH CARE		67,764,821

Industrials - 3.9%
Commercial Services & Supplies - 1.4%
Secom Co Ltd	1,767,240	59,469,672
Sohgo Security Services Co Ltd	1,567,600	10,530,444
		70,000,116
Construction & Engineering - 0.4%
COMSYS Holdings Corp	457,200	9,500,248
Kinden Corp	494,600	10,117,561
		19,617,809
Ground Transportation - 2.1%
Hankyu Hanshin Holdings Inc	1,070,340	27,234,385
Kintetsu Group Holdings Co Ltd (d)	802,500	17,306,505
Kyushu Railway Co	662,200	16,102,709
Tobu Railway Co Ltd	883,100	15,197,946
Tokyu Corp	2,620,300	29,903,697
		105,745,242
TOTAL INDUSTRIALS		195,363,167

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.2%
Kyocera Corp	5,911,400	61,359,108
IT Services - 0.4%
Otsuka Corp	943,500	21,270,939
Technology Hardware, Storage & Peripherals - 1.6%
FUJIFILM Holdings Corp	3,439,330	75,772,219
TOTAL INFORMATION TECHNOLOGY		158,402,266

Materials - 0.7%
Chemicals - 0.4%
Kuraray Co Ltd	1,388,800	20,332,152
Paper & Forest Products - 0.3%
Oji Holdings Corp	4,011,700	16,202,350
TOTAL MATERIALS		36,534,502

Real Estate - 1.5%
Diversified REITs - 0.3%
Daiwa House REIT Investment Corp	9,710	15,278,186
Office REITs - 1.0%
Japan Real Estate Investment Corp	28,444	20,039,451
Nippon Building Fund Inc	34,710	27,556,175
		47,595,626
Residential REITs - 0.2%
Advance Residence Investment Corp (d)	12,058	11,097,959
TOTAL REAL ESTATE		73,971,771

Utilities - 2.9%
Electric Utilities - 1.4%
Chubu Electric Power Co Inc	3,189,900	33,231,950
Kansai Electric Power Co Inc/The	3,397,400	37,482,774
		70,714,724
Gas Utilities - 1.5%
Osaka Gas Co Ltd	1,725,260	33,919,873
Tokyo Gas Co Ltd	1,499,900	42,430,377
		76,350,250
TOTAL UTILITIES		147,064,974

TOTAL JAPAN		1,491,990,438
NETHERLANDS - 5.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Koninklijke KPN NV	14,120,278	51,094,537
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Koninklijke Ahold Delhaize NV	2,531,088	89,695,644
Financials - 0.7%
Financial Services - 0.7%
EXOR NV	373,784	35,577,303
Industrials - 1.9%
Professional Services - 1.9%
Wolters Kluwer NV	514,201	93,750,695
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV	1,442	1,066,738
TOTAL NETHERLANDS		271,184,917
NORWAY - 0.9%
Consumer Staples - 0.6%
Food Products - 0.6%
Orkla ASA	3,075,259	28,609,714
Financials - 0.3%
Insurance - 0.3%
Gjensidige Forsikring ASA	777,755	15,955,429
TOTAL NORWAY		44,565,143
SINGAPORE - 3.2%
Financials - 2.0%
Banks - 1.4%
Oversea-Chinese Banking Corp Ltd	5,026,300	64,109,389
Capital Markets - 0.6%
Singapore Exchange Ltd	3,431,400	30,873,928
TOTAL FINANCIALS		94,983,317

Industrials - 0.4%
Aerospace & Defense - 0.4%
ST Engineering Financial I Ltd	6,307,000	22,385,005
Real Estate - 0.8%
Industrial REITs - 0.8%
CapitaLand Ascendas REIT	14,799,799	28,058,166
Mapletree Industrial Trust	8,708,943	13,426,386
		41,484,552
TOTAL SINGAPORE		158,852,874
SPAIN - 0.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Viscofan SA (b)	165,739	10,505,390
Utilities - 0.6%
Electric Utilities - 0.6%
Redeia Corp SA	1,707,472	28,766,423
TOTAL SPAIN		39,271,813
SWEDEN - 0.2%
Consumer Staples - 0.2%
Household Products - 0.2%
Essity AB B Shares	463,314	11,737,667
SWITZERLAND - 8.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Swisscom AG	106,869	60,254,989
Consumer Staples - 1.3%
Food Products - 1.3%
Chocoladefabriken Lindt & Spruengli AG	574	65,167,829
Financials - 1.5%
Banks - 0.2%
Banque Cantonale Vaudoise	119,622	12,083,694
Insurance - 1.3%
Zurich Insurance Group AG	103,973	63,003,968
TOTAL FINANCIALS		75,087,662

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Galenica AG (e)(f)	210,610	18,812,103
Industrials - 1.4%
Professional Services - 1.2%
SGS SA	621,536	60,409,955
Trading Companies & Distributors - 0.2%
DKSH Holding AG	121,268	9,533,669
TOTAL INDUSTRIALS		69,943,624

Materials - 1.5%
Chemicals - 1.5%
Givaudan SA	17,462	76,443,584
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Allreal Holding AG	62,662	11,737,730
PSP Swiss Property AG	192,841	28,521,200
Swiss Prime Site AG	322,533	36,865,973
		77,124,903
TOTAL SWITZERLAND		442,834,694
UNITED KINGDOM - 13.7%
Consumer Discretionary - 0.9%
Diversified Consumer Services - 0.9%
Pearson PLC	2,803,951	46,519,753
Consumer Staples - 4.9%
Beverages - 1.1%
Diageo PLC	1,881,554	56,052,331
Household Products - 1.9%
Reckitt Benckiser Group PLC	1,434,712	94,875,756
Personal Care Products - 1.9%
Unilever PLC	1,636,345	93,725,005
TOTAL CONSUMER STAPLES		244,653,092

Financials - 0.8%
Insurance - 0.8%
Admiral Group PLC	1,134,265	38,014,321
Health Care - 2.0%
Pharmaceuticals - 2.0%
Astrazeneca PLC	700,958	98,397,424
Industrials - 3.3%
Professional Services - 2.1%
RELX PLC	2,154,045	106,962,305
Trading Companies & Distributors - 1.2%
Bunzl PLC	1,384,101	59,172,743
TOTAL INDUSTRIALS		166,135,048

Utilities - 1.8%
Multi-Utilities - 1.8%
National Grid PLC	7,318,637	88,784,245
TOTAL UNITED KINGDOM		682,503,883
UNITED STATES - 10.6%
Consumer Staples - 1.3%
Food Products - 1.3%
Nestle SA	793,625	67,411,009
Health Care - 9.3%
Biotechnology - 1.7%
CSL Ltd	493,770	85,245,854
Life Sciences Tools & Services - 0.1%
QIAGEN NV	60,695	2,700,883
Pharmaceuticals - 7.5%
GSK PLC	4,443,432	77,402,794
Novartis AG	887,894	92,941,933
Roche Holding AG	321,236	100,987,599
Sanofi SA	943,820	102,576,248
		373,908,574
TOTAL HEALTH CARE		461,855,311

TOTAL UNITED STATES		529,266,320
TOTAL COMMON STOCKS (Cost $4,590,127,513)		4,912,224,620

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $2,732,618)	4.46	2,739,000	2,733,504

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	53,656,785	53,667,517
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	33,705,971	33,709,341
TOTAL MONEY MARKET FUNDS (Cost $87,376,858)			87,376,858

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,680,236,989)	5,002,334,982
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,218,047)
NET ASSETS - 100.0%	4,999,116,935

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	734	Mar 2025	86,997,350	3,568,228	3,568,228

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,812,103 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,812,103 or 0.4% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,733,503.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,547,913	294,281,023	243,161,419	599,780	-	-	53,667,517	53,656,785	0.1%
Fidelity Securities Lending Cash Central Fund	13,483,500	201,113,700	180,887,859	35,862	-	-	33,709,341	33,705,971	0.1%
Total	16,031,413	495,394,723	424,049,278	635,642	-	-	87,376,858	87,362,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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